LOANS PAYABLE - SBA - PPP LOAN (Tables)	6 Months Ended
Jun. 30, 2022
LOANS PAYABLE-SBA-PPP LOAN
Schedule of future minimum principal repayments of the SBA,PPP loans payable

For the Twelve Months Ending June 30,
2023	$815,183